UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22859

O’Connor Fund of Funds: Masters

(Exact name of registrant as specified in charter)

677 Washington Boulevard

Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 525-6000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

O’Connor Fund of Funds: Masters

Schedule of Portfolio Investments

(Unaudited)

December 31, 2013

Investment Fund	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date After Measurement Date		Dollar Amount of Fair Value for First Available Redemption
Equity Hedged
Atlas Institutional Fund, LLC	$4,549,419	$5,370,067	5.79	8/1/2011	Quarterly	12/31/2013		$5,370,067
Bronson Point Partners, L.P.	6,520,235	7,461,485	8.04	3/1/2012	Quarterly	12/31/2013		$7,461,485
Cadian Offshore Fund Ltd.	3,737,008	3,726,907	4.02	7/1/2013	Semi-Annually	12/31/2013	(b)	$931,727
Encompass Capital Fund Offshore Ltd.	1,572,473	1,600,612	1.72	7/1/2013	Quarterly	12/31/2013	(b)	$800,306
Jericho Capital International Ltd.	6,477,862	7,852,594	8.46	7/1/2013	Quarterly	12/31/2013		$7,852,594
Naya Fund	3,000,000	3,073,803	3.31	11/1/2013	Quarterly	12/31/2014		$3,073,803
Newbrook Capital Offshore Fund Ltd.	5,047,506	5,501,497	5.93	7/1/2013	Quarterly	12/31/2013		$5,501,497
Pelham Long/Short Fund Ltd	2,770,451	3,140,978	3.38	7/1/2013	Monthly	12/31/2013		$3,140,978
Pennant Windward Fund, Ltd.	6,889,614	7,466,550	8.04	7/1/2013	Quarterly	12/31/2013		$7,466,550
PFM Diversified Fund, L.P.	5,932,173	7,284,506	7.85	10/1/2010	Quarterly	12/31/2013		$6,199,896
Sachem Head Offshore Ltd.	3,500,000	3,823,726	4.12	9/1/2013	Quarterly	12/31/2013	(b)	$955,931
Soroban Cayman Fund Ltd.	5,814,243	6,799,176	7.33	7/1/2013	Quarterly	12/31/2013	(b)	$1,699,794
Tremblant Partners L.P.	6,500,000	7,315,330	7.88	3/1/2013	Monthly	12/31/2013		$7,315,330
Turiya Fund L.P.	4,000,000	5,854,155	6.31	1/1/2012	Quarterly	12/31/2013	(c)	$1,931,871
Viking Global Equities III Ltd.	6,645,354	7,572,079	8.16	7/1/2013	Anniversary	6/30/2014		$7,205,522

Equity Hedged Subtotal	$72,956,338	$83,843,465	90.34%
Relative Value
Sensato Asia Pacific Fund L.P.	3,000,000	3,633,871	3.92	1/1/2012	Monthly	12/31/2013	(b)	$908,468

Relative Value Subtotal	$3,000,000	$3,633,871	3.92%
Trading
Discovery Global Opportunity Fund Ltd.	3,790,095	4,105,352	4.42	7/1/2013	Quarterly	12/31/2013		$4,105,352

Trading Subtotal	$3,790,095	$4,105,352	4.42%

Total	$79,746,433	$91,582,688	98.68%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	The Investment Fund is subject to an investor level gate of 25%.
(c)	The Investment Fund is subject to an investor level gate of 33%.

Complete information about the Investment Funds’ underlying investments is not readily available.

O’Connor Fund of Funds: Masters

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2013

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter of the measurement date at the Investment Fund’s net asset value. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter of the measurement date at the Investment Fund’s net asset value. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of December 31, 2013 is $6,296,370 which relates to the value of a portion of several securities that can be partially redeemed within one quarter of the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended December 31, 2013.

ASSETS TABLE

Description	Total Fair Value at December 31, 2013	Level 1	Level 2	Level 3
Equity Hedged	$83,843,465	$—	$50,308,397	$33,535,068
Relative Value	3,633,871	—	—	3,633,871
Trading	4,105,352	—	4,105,352	—

Total Assets	$91,582,688	$—	$54,413,749	$37,168,939

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of September 30, 2013	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3*	Transfers out of Level 3	Balance as of December 31, 2013
Equity Hedged	$27,267,563	$1,533,488	$15,178	$3,000,000	$(3,189,497)	$4,908,336	$—	$33,535,068
Relative Value	3,524,668	—	109,203	—	—	—	—	3,633,871

Total	$30,792,231	$1,533,488	$124,381	$3,000,000	$(3,189,497)	$4,908,336	$—	$37,168,939

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of December 31, 2013 is $1,444,039.

*	The transfers into Level 3 investments in the amounts of $3,823,726 is due to only a portion of the holding being redeemable within 90 days at the end of the measurement date, and $1,084,610 is due to a lock on the ability to redeem a portion of an investment fund within 90 days without incurring an early redemption penalty.

O’Connor Fund of Funds: Masters

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2013

Portfolio Valuation

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. The Investment Funds in the equity hedged strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period*	Percentage with investor level gates**
Equity Hedged	45 –90 days	26%

*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

**	These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring multiple redemption periods ranging from 3—4 periods.

The Investment Fund in the relative value strategy, a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, for example to geography, changes in interest rates, equity market movement, and currencies, to name a few examples. The Investment Fund in the relative value strategy has restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period*	Percentage with investor level gate**
Relative Value	60 days	100%

*	The Investment Fund is available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

**	The investment Fund limits investors’ ability to redeem their full holdings at any redemption date typically requiring 4 redemption periods.

The Investment Fund in the trading strategy is generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Fund may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. The Investment Fund in the trading strategy has restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period*	Percentage with investor level gate
Trading	60 days	N/A

*	The Investment Fund is available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) O’Connor Fund of Funds: Masters

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date Feb 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date Feb 27, 2014

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date Feb 27, 2014

*	Print the name and title of each signing officer under his or her signature.